Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
LHA Market State™ Tactical Beta ETF
Shareholder Report [Line Items]
Fund Name	LHA Market State™ Tactical Beta ETF
Class Name	LHA Market State™ Tactical Beta ETF
Trading Symbol	MSTB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LHA Market State™ Tactical Beta ETF for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lhafunds.com/mstb. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.lhafunds.com/mstb
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
LHA Market State™ Tactical Beta ETF	$141	1.29%
[1]
Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The key factors materially affecting the Fund’s performance during the 2025 reporting period were (i) the sharp drawdown of the S&P 500 following the “Liberation Day” trade policy announcements of approximately -12% between April 2-8 and (ii) the subsequent “Bull Market” rally recovery of nearly 40% from April 9 to the end of the year.
As a hedged equity strategy of the S&P 500, the Fund successfully hedged nearly all of the Liberation Day market reversal, holding losses in the Fund to -1.11% with the S&P 500 down -12.12% over the same week (this represents a 9% downside capture ratio of the S&P 500 for the reversal period). The hedge was based primarily on the Fund’s rotation into long VIX and VIX option exposure, pressing into a rising VIX which increased from 21.51 on April 2 to 57.52 on April 8 as the market bottomed.
The subsequent Bull Market rally saw the S&P 500 increase 38.65% from April 9 to the end of 2025 while the Fund returned 25.13% over the same period (this represents a 65% upside capture ratio of the S&P 500 for the Bull Market Period). The Fund’s lower return in the Bull Market is an expected by-product of the strategic need to maintain insurance protection during volatile periods, even in a bull market, where volatility signals may indicate pre-crisis sentiment (typically VIX above 30) in the equity markets.
Asymmetric upside/down capture ratios of the Fund’s performance relative to the hedged S&P 500 index (where upside capture is greater than downside capture) demonstrates how the Fund seeks to achieve its long-term objective of exceeding the performance of the market with lower drawdowns than the market while allowing efficient upside capture of the market. For the 2025 reporting period, the Fund’s overall performance was 18.26% compared to the S&P 500’s performance of 17.88%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/29/2020)
LHA Market State™ Tactical Beta ETF NAV	18.26	9.25	10.70
S&P 500 TR	17.88	14.42	16.37

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.lhafunds.com/mstb for more recent performance information.
Net Assets	$ 178,411,721
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 1,730,456
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$178,411,721
Number of Holdings	6
Net Advisory Fee	$1,730,456
Portfolio Turnover	2%
30-Day SEC Yield	0.56%
30-Day SEC Yield Unsubsidized	0.56%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(% of Net Assets)
Exchange Traded Funds	81.0%
Money Market Funds	9.1%
U.S. Treasury Bills	9.1%
Futures Contracts	0.0%
Cash & Other	0.8%

Top 10 Issuers	(% of Net Assets)
SPDR S&P 500 ETF Trust	81.0%
United States Treasury Bill	9.0%
First American Government Obligations Fund	4.6%
First American Treasury Obligations Fund	4.6%
S&P 500 Index	0.0%

Updated Prospectus Web Address	https://www.lhafunds.com/mstb
LHA Market State™ Tactical Q ETF
Shareholder Report [Line Items]
Fund Name	LHA Market State™ Tactical Q ETF
Class Name	LHA Market State™ Tactical Q ETF
Trading Symbol	MSTQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LHA Market State™ Tactical Q ETF for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lhafunds.com/mstq. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.lhafunds.com/mstq
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
LHA Market State™ Tactical Q ETF	$156	1.42%
[2]
Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The key factors materially affecting the Fund’s performance during the 2025 reporting period were (i) the sharp drawdown of the Nasdaq-100 following the “Liberation Day” trade policy announcements of approximately -13% between April 2-8 and (ii) the subsequent “Bull Market” rally recovery of nearly 48% from April 9 to the end of the year.
As a hedged equity strategy of the Nasdaq-100, the Fund successfully hedged nearly all of the Liberation Day market reversal, holding losses in the Fund to -1.51% with the Nasdaq-100 down -12.71% over the same week (this represents a 12% downside capture ratio of the Nasdaq-100 for the reversal period). The hedge was based primarily on the Fund’s rotation into long  VIX and VIX option exposure, pressing into a rising VIX which increased from 21.51 on April 2 to 57.52 on April 8 as the market bottomed.
The subsequent Bull Market rally saw the Nasdaq-100 increase 48.48% from April 9 to the end of 2025 while the Fund returned 32.35% over the same period (this represents a 67% upside capture ratio of the S&P 500 for the Bull Market Period). The Fund’s lower return in the Bull Market is an expected by-product of the strategic need to maintain insurance protection during periods, even in a bull market, where volatility signals may indicate pre-crisis sentiment (typically VIX above 30) in the equity markets.
Asymmetric upside/down capture ratios of the Fund’s performance (where upside capture is greater than downside capture) demonstrates how the Fund seeks to achieve its long-term objective of exceeding the performance of the market with lower drawdowns than the market while allowing efficient upside capture of the market. For the 2025 reporting period, the Fund’s overall performance was 20.20% compared to the Nasdaq-100’s performance of 21.02%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/14/2022)
LHA Market State™ Tactical Q ETF NAV	20.20	13.87
NASDAQ Composite Total Return Index	21.14	18.43
NASDAQ 100 Total Return Index	21.02	19.94

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.lhafunds.com/mstq for more recent performance information.
Net Assets	$ 29,248,734
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 301,271
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$29,248,734
Number of Holdings	7
Net Advisory Fee	$301,271
Portfolio Turnover	0%
30-Day SEC Yield	1.25%
30-Day SEC Yield Unsubsidized	1.25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(% of Net Assets)
Exchange Traded Funds	62.2%
U.S. Treasury Bills	38.3%
Money Market Funds	1.2%
Futures Contracts	0.3%
Cash & Other	-2.0%

Top 10 Issuers	(% of Net Assets)
Invesco QQQ Trust Series 1	62.2%
United States Treasury Bill	38.3%
First American Treasury Obligations Fund	0.6%
First American Government Obligations Fund	0.6%
Nasdaq 100 Index	0.3%

Updated Prospectus Web Address	https://www.lhafunds.com/mstq
LHA Risk-Managed Income ETF
Shareholder Report [Line Items]
Fund Name	LHA Risk-Managed Income ETF
Class Name	LHA Risk-Managed Income ETF
Trading Symbol	RMIF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LHA Risk-Managed Income ETF for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lhafunds.com/rmif. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.lhafunds.com/rmif
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
LHA Risk-Managed Income ETF	$112	1.10%
[3]
Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The key factors materially affecting the Fund’s performance during the 2025 reporting period were (i) the Liberation Day tariff announcements which created a spike in bond market volatility and a sell-off in US government bonds from April 2 to April 8 over concerns about tariff inflation and the US fiscal outlook and (ii) the subsequent Stabilization Rally driven by a shift to trade policy optimism and the FED’s dovish stance (despite ongoing inflation concerns) from April 9 through the end of 2025.
The Bloomberg Aggregate Bond Index (AGG) achieved a 7.30% total return in 2025, with just under half coming from bond market price appreciation during the Stabilization Rally. The AGG has high interest-rate sensitivity (as measured by its approximately 5-6 year duration) and benefitted from the FED’s rate cuts, which drove interest rates lower and bond prices higher across the yield curve.
The Fund focused on its objective of price risk management while reaching for yield throughout the reporting period. The Fund reacted to the Liberation Day yield spikes by rotating from a zero to a 60% cash position, mitigating potential losses from its low duration/higher credit risk exposure going into Liberation Day. As the Stabilization Rally took shape, the Fund maintained a defensive posture against rate volatility by resuming a relatively low duration exposure (approximately 1-2 year) with 60% high yield and 40% floating rate bonds going into the second half of the third quarter.
The result is that the Fund achieved a 2025 dividend yield of 5.70% (TTM Yield) compared to the AGG’s approximate TTM yield of 3.9%. By maintaining low duration risk over the reporting period, the Fund kept annualized standard deviation at a low 2.06% (in line with its long term volatility risk profile) but - with overall performance of 4.34% - did not participate in the price appreciation headwinds compared to longer duration bonds in the AGG.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/08/2023)
LHA Risk-Managed Income ETF NAV	4.34	6.07
Bloomberg US Aggregate Bond Index	7.30	4.57

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.lhafunds.com/rmif for more recent performance information.
Net Assets	$ 31,107,035
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 379,652
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$31,107,035
Number of Holdings	8
Net Advisory Fee	$379,652
Portfolio Turnover	75%
Average Credit Quality	B+
Effective Duration	1.88 years
30-Day SEC Yield	5.90%
30-Day SEC Yield Unsubsidized	5.90%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(% of Net Assets)
Exchange Traded Funds	100.2%
Money Market Funds	0.7%
Cash & Other	-0.9%

Top 10 Issuers	(% of Net Assets)
State Street SPDR Portfolio High Yield Bond ETF	16.9%
iShares Broad USD High Yield Corporate Bond ETF	16.8%
State Street Blackstone Senior Loan ETF	16.8%
First Trust Senior Loan ETF	16.7%
State Street SPDR Bloomberg Short Term High Yield Bond ETF	16.7%
iShares iBoxx $ High Yield Corporate Bond ETF	16.3%
First American Government Obligations Fund	0.3%
First American Treasury Obligations Fund	0.3%

Updated Prospectus Web Address	https://www.lhafunds.com/rmif

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized